Significant accounting policies, Contracted Concessional Assets (Details)	12 Months Ended
Dec. 31, 2021
Spain [Member]
Revenue Recognition [Abstract]
Percentage of receiving a remuneration based on reasonable rate of return on assets	7.09%
Other [Member]
Revenue Recognition [Abstract]
Percentage of receiving a remuneration based on reasonable rate of return on assets	7.398%